Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	September 30,
	2021	2020
Numerator
Net loss	$(105,691)	$(58,245)
Net loss attributable to ordinary shareholders—basic and diluted	$(105,691)	$(58,245)
Denominator
Weighted-average number of ordinary shares used in net loss
per share—basic and diluted	35,686,751	6,940,608
Net loss per share attributable to ordinary shareholders—basic and diluted	$(2.96)	$(8.39)

Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss Per Share	The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the nine months ended September 30, 2021 and 2020 because including them would have had an anti-dilutive effect:

	September 30,
	2021	2020
Unvested ordinary shares	61,536	6,520,952
Share options	5,610,556	—
Restricted share units	84,500	—
Total	5,756,592	6,520,952